Inventories	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories
Inventories comprise the following:

	2022			2021			2020
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,613	(139)	1,474	1,344	(66)	1,278	1,051	(76)	975
Work in process	5,663	(678)	4,985	5,579	(554)	5,025	5,398	(542)	4,856
Finished goods	2,748	(247)	2,501	2,696	(284)	2,412	2,739	(218)	2,521
Total	10,024	(1,064)	8,960	9,619	(904)	8,715	9,188	(836)	8,352
Allowances include write-downs of products on hand pending marketing approval, except in specific circumstances where it is possible to estimate that recovery of the value of inventories as of the end of the reporting period is highly probable.
Inventories pledged as security for liabilities amounted to €3 million as of December 31, 2022 (versus €20 million as of December 31, 2021 and €17 million as of December 31, 2020).